Leases - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease, expense	$ 2.1	$ 1.5	$ 7.3	$ 4.2	$ 4.0
Operating lease, weighted average remaining lease term	6 years 4 months 24 days		6 years 4 months 24 days	7 years 7 months 6 days
Operating lease, weighted average discount rate, percent	6.10%		6.20%	5.80%